NOTES RECEIVABLE (Details Narrative)									12 Months Ended
		Jan. 30, 2023 CAD ($)	Jan. 30, 2023 USD ($)	Nov. 22, 2022 CAD ($)	Oct. 21, 2022 CAD ($)	Oct. 21, 2022 USD ($)	Nov. 17, 2021	Sep. 09, 2021 CAD ($)	Dec. 31, 2022 CAD ($)		Dec. 31, 2021 CAD ($)
IfrsStatementLineItems [Line Items]
Repayments of current borrowings									$ 842,297
Loans written down
Interest									86,169		$ 39,794
Upon execution [member]
IfrsStatementLineItems [Line Items]
Payment from notes receivable									$ 550,000
Note 1 [member]
IfrsStatementLineItems [Line Items]
Maturity date	[1]								Mar. 31, 2023		Oct. 21, 2022
Repayments of current borrowings	[1]								$ 33,860
Interest rate	[1]								0.00%		0.00%
Interest	[1]
Note 2 [member]
IfrsStatementLineItems [Line Items]
Maturity date	[1]								Sep. 22, 2024		Sep. 22, 2024
Repayments of current borrowings	[1]
Interest rate								5.00%	5.00%	[1]	5.00%	[1]
Interest	[1]								$ 48,992		$ 13,156
Note 3 [member]
IfrsStatementLineItems [Line Items]
Maturity date							Apr. 26, 2022		Apr. 26, 2022		Apr. 26, 2022
Repayments of current borrowings									$ 808,437
Interest rate							8.00%		8.00%		8.00%
Loans written down
Interest				$ 258,437					$ 37,177		$ 21,260
Note 4 [Member]
IfrsStatementLineItems [Line Items]
Maturity date	[1]										Jun. 01, 2023
Repayments of current borrowings	[1]
Interest rate	[1]										8.00%
Loans written down
Interest	[1]										$ 5,378
Nonadjusting events related party payment [member]
IfrsStatementLineItems [Line Items]
Payment from notes receivable					$ 34,860	$ 25,000
Nonadjusting events related party payment [member] | Note 1 [member]
IfrsStatementLineItems [Line Items]
Maturity date		Mar. 31, 2023	Mar. 31, 2023
Repayments of current borrowings		$ 33,369	$ 25,000

[1]	These notes are denominated in US dollars and are converted to Canadian dollars at the reporting date.